DEBT (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Summary of long term debt

	March 31, 2023	December 31, 2022
Small Business Administration Loan (a)	$–	$150,000
Note payable (b)	1,437,500	–
Total debt	1,437,500	150,000
Less: unamortized debt discounts	(773,471)	–
Current portion of debt, net of debt discounts	664,029	–
Long-term portion of debt	$–	$150,000